Consolidated Statements of Income and Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Mar. 28, 2021	Mar. 29, 2020	Mar. 31, 2019
Profit or loss [abstract]
Revenue	$ 903.7	$ 958.1	$ 830.5
Cost of sales	349.7	364.8	313.7
Gross profit	554.0	593.3	516.8
Selling, general and administrative expenses	367.3	350.5	302.1
Depreciation and amortization	69.8	50.7	18.0
Operating income	116.9	192.1	196.7
Net interest, finance and other costs	30.9	28.4	14.2
Income before income taxes	86.0	163.7	182.5
Income tax expense	15.8	12.0	38.9
Net income	70.2	151.7	143.6
Items that will not be reclassified to earnings, net of tax:
Actuarial gain (loss) on post-employment obligation	0.7	(0.2)	(0.7)
Items that may be reclassified to earnings, net of tax:
Cumulative translation adjustment	(12.6)	9.4	(1.3)
Net loss on derivatives designated as cash flow hedges	(1.2)	(2.4)	(4.6)
Reclassification of net loss (gain) on cash flow hedges to income	7.3	(3.7)	3.8
Net gain (loss) on derivatives designated as a net investment hedge	0.2	(0.3)	3.5
Other comprehensive (loss) income	(5.6)	2.8	0.7
Comprehensive income	$ 64.6	$ 154.5	$ 144.3
Earnings per share
Basic (CAD per share)	$ 0.64	$ 1.38	$ 1.31
Diluted (CAD per share)	$ 0.63	$ 1.36	$ 1.28